Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.54%
Agricultural & Farm Machinery–1.62%
AGCO Corp.(b)	58,246	$5,391,832
Application Software–2.54%
AppLovin Corp., Class A(c)	31,904	8,453,603
Automotive Parts & Equipment–0.85%
Dana, Inc.	212,295	2,829,892
Biotechnology–1.29%
Amicus Therapeutics, Inc.(c)	87,532	714,261
Apellis Pharmaceuticals, Inc.(c)	19,279	421,632
Ascendis Pharma A/S, ADR (Denmark)(c)	5,612	874,686
Ionis Pharmaceuticals, Inc.(c)	24,148	728,545
Neurocrine Biosciences, Inc.(c)	7,350	812,910
Ultragenyx Pharmaceutical, Inc.(c)	20,616	746,506
		4,298,540
Coal & Consumable Fuels–1.49%
Cameco Corp. (Canada)(b)	120,364	4,954,182
Communications Equipment–2.12%
Lumentum Holdings, Inc.(b)(c)	112,922	7,039,557
Construction & Engineering–1.83%
AECOM(b)	28,460	2,639,096
MasTec, Inc.(c)	29,440	3,435,942
		6,075,038
Construction Machinery & Heavy Transportation Equipment– 0.92%
Oshkosh Corp.	32,415	3,049,603
Copper–1.64%
Freeport-McMoRan, Inc.	144,137	5,457,027
Diversified Banks–1.84%
U.S. Bancorp	145,091	6,125,742
Diversified Chemicals–0.86%
Huntsman Corp.	181,653	2,868,301
Diversified Metals & Mining–1.71%
Anglo American PLC (South Africa)	75,392	2,113,114
Teck Resources Ltd., Class B (Canada)	97,926	3,567,444
		5,680,558
Electric Utilities–2.87%
NRG Energy, Inc.(b)	99,978	9,543,900
Electrical Components & Equipment–1.12%
Regal Rexnord Corp.	14,182	1,614,621
Vertiv Holdings Co., Class A	29,248	2,111,705
		3,726,326
Electronic Components–2.10%
Coherent Corp.(b)(c)	107,154	6,958,581
Fertilizers & Agricultural Chemicals–1.76%
Corteva, Inc.	60,965	3,836,528
Shares		Value
Fertilizers & Agricultural Chemicals–(continued)
Mosaic Co. (The)	74,633	$2,015,837
		5,852,365
Food Distributors–0.74%
Performance Food Group Co.(b)(c)	31,038	2,440,518
Gold–3.61%
Agnico Eagle Mines Ltd. (Canada)	49,700	5,387,977
Newmont Corp.(b)	136,833	6,606,297
		11,994,274
Health Care Services–0.44%
Fresenius Medical Care AG (Germany)	29,053	1,445,677
Hotels, Resorts & Cruise Lines–2.12%
Expedia Group, Inc.	32,001	5,379,368
Travel + Leisure Co.(b)	36,120	1,671,995
		7,051,363
Human Resource & Employment Services–0.55%
ManpowerGroup, Inc.	31,737	1,836,937
Industrial Machinery & Supplies & Components–1.64%
Chart Industries, Inc.(b)(c)	37,803	5,457,241
Insurance Brokers–1.80%
Willis Towers Watson PLC(b)	17,703	5,982,729
Integrated Oil & Gas–0.64%
Cenovus Energy, Inc. (Canada)	151,805	2,111,607
Interactive Home Entertainment–1.30%
Electronic Arts, Inc.	29,784	4,304,384
Interactive Media & Services–1.08%
Match Group, Inc.	115,354	3,599,045
Investment Banking & Brokerage–1.64%
Goldman Sachs Group, Inc. (The)	9,954	5,437,771
IT Consulting & Other Services–2.67%
EPAM Systems, Inc.(c)	33,619	5,676,232
Globant S.A.(c)	27,031	3,182,089
		8,858,321
Life & Health Insurance–2.73%
Globe Life, Inc.	68,896	9,074,981
Life Sciences Tools & Services–3.19%
Avantor, Inc.(c)	341,149	5,530,025
ICON PLC(c)	29,000	5,074,710
		10,604,735
Managed Health Care–3.97%
Centene Corp.(c)	148,916	9,040,690
Molina Healthcare, Inc.(b)(c)	12,604	4,151,632
		13,192,322
Metal, Glass & Plastic Containers–1.08%
Crown Holdings, Inc.	40,094	3,578,790
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Oil & Gas Exploration & Production–4.98%
Antero Resources Corp.(c)	66,243	$2,678,867
ARC Resources Ltd. (Canada)	178,859	3,595,699
EQT Corp.	81,230	4,340,119
Expand Energy Corp.	40,454	4,503,339
Murphy Oil Corp.(b)	50,589	1,436,728
		16,554,752
Oil & Gas Refining & Marketing–1.16%
Phillips 66	31,210	3,853,811
Oil & Gas Storage & Transportation–0.34%
New Fortress Energy, Inc.(b)	133,577	1,110,025
Paper & Plastic Packaging Products & Materials–0.91%
Sealed Air Corp.	104,876	3,030,916
Pharmaceuticals–0.51%
Axsome Therapeutics, Inc.(c)	14,412	1,680,872
Regional Banks–9.31%
Citizens Financial Group, Inc.	99,027	4,057,136
Huntington Bancshares, Inc.	516,658	7,755,037
Pinnacle Financial Partners, Inc.	55,723	5,908,867
Webster Financial Corp.	98,794	5,092,831
Western Alliance Bancorporation	105,763	8,125,771
		30,939,642
Research & Consulting Services–3.92%
Amentum Holdings, Inc.(b)(c)	135,546	2,466,937
Jacobs Solutions, Inc.	38,133	4,609,898
KBR, Inc.	119,327	5,943,678
		13,020,513
Semiconductor Materials & Equipment–3.45%
Lam Research Corp.	42,906	3,119,266
MKS Instruments, Inc.(b)	48,459	3,883,989
Onto Innovation, Inc.(c)	36,611	4,442,379
		11,445,634
Semiconductors–7.46%
Marvell Technology, Inc.	85,955	5,292,250
Microchip Technology, Inc.	148,608	7,194,113
Rambus, Inc.(c)	121,484	6,289,834
Shares		Value
Semiconductors–(continued)
STMicroelectronics N.V., New York Shares (France)	273,974	$6,016,469
		24,792,666
Silver–1.28%
Pan American Silver Corp. (Canada)	165,049	4,263,216
Trading Companies & Distributors–4.38%
Air Lease Corp., Class A(b)	105,763	5,109,411
Beacon Roofing Supply, Inc.(c)	34,744	4,297,833
WESCO International, Inc.	33,221	5,159,221
		14,566,465
Transaction & Payment Processing Services–3.08%
Fidelity National Information Services, Inc.	137,137	10,241,391
Total Common Stocks & Other Equity Interests (Cost $283,399,962)		320,775,645
Money Market Funds–2.99%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	3,460,849	3,460,849
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	6,470,717	6,470,717
Total Money Market Funds (Cost $9,931,566)		9,931,566
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.53% (Cost $293,331,528)		330,707,211
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–14.27%
Invesco Private Government Fund, 4.34%(d)(e)(f)	13,186,923	13,186,923
Invesco Private Prime Fund, 4.46%(d)(e)(f)	34,226,640	34,236,908
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,423,831)		47,423,831
TOTAL INVESTMENTS IN SECURITIES–113.80% (Cost $340,755,359)		378,131,042
OTHER ASSETS LESS LIABILITIES—(13.80)%		(45,840,254)
NET ASSETS–100.00%		$332,290,788
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,326,802	$13,435,062	$(13,301,015)	$-	$-	$3,460,849	$38,046
Invesco Treasury Portfolio, Institutional Class	6,221,772	24,950,830	(24,701,885)	-	-	6,470,717	70,553
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,563,982	$80,966,680	$(78,343,739)	$-	$-	$13,186,923	$139,261*
Invesco Private Prime Fund	27,549,425	159,451,388	(152,763,905)	-	-	34,236,908	373,283*
Total	$47,661,981	$278,803,960	$(269,110,544)	$-	$-	$57,355,397	$621,143

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$317,216,854	$3,558,791	$—	$320,775,645
Money Market Funds	9,931,566	47,423,831	—	57,355,397
Total Investments	$327,148,420	$50,982,622	$—	$378,131,042
Invesco V.I. American Value Fund